Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 11,176	$ 26,725
Restricted cash		3,526	2,568
Notes receivable		6,272	7,496
Accounts receivable, net		107,270	97,698
Prepayments and other current assets, net		30,911	14,537
Total Current Assets		159,196	149,105
Property and equipment, net		43,216	41,069
Intangible assets, net		11,777	12,160
Operating lease right-of-use assets, net		15,832	18,020
Long-term investments		1,898	1,913
Deposit for investment		10,664	8,471
Deferred tax assets		5,330	6,247
Other non-current assets		15,865	28,853
Total Assets		263,778	265,838
Current Liabilities
Notes payable		10,524	8,471
Accounts payable		56,840	60,584
Short-term bank loans		35,907	36,130
Salary and welfare payables		2,328	4,636
Accrued expenses and other current liabilities		6,129	16,258
Operating lease liabilities, current		5,494	6,315
Tax payables		3,181	2,278
Total Current Liabilities		122,154	136,376
Long-term bank loans		9,160
Operating lease liabilities, non-current		9,544	10,899
Deferred tax liabilities		3,556	4,254
Other non-current liabilities		1,768	1,996
Total Liabilities		146,182	153,525
Commitments and Contingencies
Equity
Additional paid-in capital		83,762	83,762
Statutory reserves		4,854	4,854
Retained earnings		31,725	26,689
Accumulated other comprehensive loss		(8,046)	(7,366)
Total Shengfeng Development Limited’s Shareholders’ Equity		112,303	107,947
Non-controlling Interests		5,293	4,366
Total Equity		117,596	112,313
Total Liabilities and Equity		263,778	265,838
Related Party
Current Assets:
Due from related parties		41	81
Current Liabilities
Due to related parties		1,751	1,704
Class A Ordinary Share
Equity
Ordinary share value	[1]	4	4
Class B Ordinary Share
Equity
Ordinary share value	[1]	$ 4	$ 4

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.